LOSS PER SHARE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
Schedule of anti-dilutive shares [Table Text Block]
	June 30, 2023	December 31, 2022
Stock options	220	290
Warrants	960	961
Restricted stock awards	65	146
JustCBD potential additional shares to settle contingent consideration	657	657
Total anti-dilutive	1,902	2,054

Thousands of securities	December 31, 2022	December 31, 2021
Stock options	5,805	5,448
Warrants	19,210	8,746
Restricted stock awards	2,917	-
JustCBD potential additional shares to settle contingent consideration	13,141	-
Total anti-dilutive	41,073	14,194